Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 24.0%	Principal Amount	Value
Airlines - 2.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 04/01/29	$ 744,354	$731,367
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 08/15/27	4,201,462	4,097,809
British Airways, Pass Through Trust,
Series 2019-1, Class AA, 144A, 3.30%, 12/15/32	444,197	397,740
Series 2020-1, Class A, 144A, 4.25%, 11/15/32	986,846	920,262
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/28	2,198,205	1,987,082
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 05/15/32	1,258,345	1,083,193
Series 2020-1, Class A, 4.00%, 11/15/32	1,113,109	1,031,377
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 12/01/27	226,260	211,910
Series 2016-2, Class AA, 2.88%, 10/07/28	689,914	624,887
Series 2018-1, Class AA, 3.50%, 09/01/31	337,992	310,470
Series 2019-1, Class AA, 4.15%, 08/25/31	365,993	342,348
Auto manufacturers - 2.4%
General Motors Financial Co., Inc., 1.25%, 01/08/26
1.25%, 01/08/26	3,580,000	3,331,501
3.10%, 01/12/32	1,105,000	935,935
6.05%, 10/10/25	1,210,000	1,218,960
Toyota Motor Credit Corp., 5.00%, 03/19/27	1,525,000	1,529,677
Volkswagen Group of America Finance LLC,
144A, 3.75%, 05/13/30	3,105,000	2,883,297
144A, 5.30%, 03/22/27	2,260,000	2,264,689
Banks - 5.5%
Bank of America Corp.
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	2,340,000	2,222,807
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	2,720,000	2,677,181
Citigroup, Inc. (Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	5,565,000	4,970,908
HSBC Holdings PLC, 4.95%, 03/31/30	2,285,000	2,268,977
JPMorgan Chase & Co.
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	685,000	656,342
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	4,325,000	4,234,799
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	1,290,000	1,333,720
US Bancorp (Fixed until 01/23/29, then SOFR Index + 1.56%), 5.38%, 01/23/30	2,715,000	2,726,993
Wells Fargo & Co.
(Fixed until 04/04/30, then 3 Month Term SOFR + 4.03%), 4.48%, 04/04/31	3,045,000	2,915,637
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	3,770,000	3,632,988
Capital markets - 2.0%
Morgan Stanley (Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	2,895,000	2,460,529
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	2,775,000	2,724,086
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	2,885,000	2,467,384
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,825,000	1,688,853
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	625,000	555,928
Containers & packaging - 0.5%
Sonoco Products Co., 3.13%, 05/01/30	2,695,000	2,408,415
Electric - 5.1%
Appalachian Power Co., 2.70%, 04/01/31	3,005,000	2,530,344
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	500,000	460,554
DTE Electric Co., 5.20%, 04/01/33	2,180,000	2,209,100
Duke Energy Florida LLC,
5.65%, 04/01/40	2,590,000	2,661,638
5.88%, 11/15/33	695,000	734,338
Duke Energy Indiana LLC, 5.25%, 03/01/34	1,325,000	1,335,608
Duke Energy Progress LLC, 5.25%, 03/15/33	1,990,000	2,012,025
Entergy Arkansas LLC,
3.35%, 06/15/52	1,550,000	1,076,103
5.30%, 09/15/33	2,105,000	2,124,129
Entergy Louisiana LLC, 5.35%, 03/15/34	1,580,000	1,585,905
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	2,150,000	2,185,882
MidAmerican Energy Co., 5.35%, 01/15/34	1,190,000	1,224,585
Monongahela Power Co., 144A, 5.85%, 02/15/34	1,590,000	1,632,858
Public Service Co. of New Hampshire, 5.35%, 10/01/33	2,860,000	2,916,525
Wisconsin Public Service Corp., 2.85%, 12/01/51	845,000	539,949
Electric utilities - 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,515,000	2,339,990
Union Electric Co., 5.20%, 04/01/34	1,840,000	1,843,031
Wisconsin Power and Light Co.,
1.95%, 09/16/31	1,650,000	1,329,403
3.95%, 09/01/32	1,680,000	1,558,200
4.95%, 04/01/33	1,895,000	1,853,591
Equity real estate investment trusts (REITs) - 0.8%
Agree LP, 2.00%, 06/15/28	3,025,000	2,659,675
Ventas Realty LP, 4.75%, 11/15/30	1,515,000	1,460,893
Insurance - 0.7%
Equitable Financial Life Global Funding, 144A, 1.70%, 11/12/26	625,000	569,399
MetLife, Inc., 5.38%, 07/15/33	2,650,000	2,704,573
Multi-utilities - 1.5%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,015,000	1,988,949
Dominion Energy, Inc., 3.38%, 04/01/30	1,540,000	1,399,542
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	2,195,000	1,814,889
WEC Energy Group, Inc., 1.80%, 10/15/30	2,670,000	2,197,212
Oil & gas - 0.2%
BP Capital Markets America, Inc., 4.99%, 04/10/34	1,090,000	1,088,585
Oil, gas & consumable fuels - 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	2,395,000	2,261,816
Tobacco - 0.4%
Altria Group, Inc., 2.45%, 02/04/32	2,580,000	2,093,597
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,740,000	1,139,281
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	2,941	2,928
Series 2005, 5.08%, 01/02/29	66,361	65,981
Series 2006, 5.87%, 07/02/30	121,064	122,461
Total corporate bonds (cost $124,892,587)		119,571,590

MORTGAGE AND ASSET-BACKED SECURITIES - 66.3%
Asset-backed securities - 25.8%
Ally Auto Receivables Trust,
Series 2022-3, Class A2, 5.29%, 06/16/25	318,818	318,732
Series 2023-1, Class A2, 5.76%, 11/15/26	3,062,620	3,065,162
American Homes 4 Rent 2015-SFR2 Trust, 144A, 3.73%, 10/17/52	1,382,067	1,348,005
AMSR Trust,
Series 2020-SFR4, Class A, 144A, 1.36%, 11/17/37	3,159,000	2,960,671
Series 2021-SFR3, Class A, 144A, 1.48%, 10/17/38	1,150,000	1,043,716
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/21/28	4,135,000	3,966,779
Series 2022-4A, Class A, 144A, 4.77%, 02/20/29	4,300,000	4,232,331
Series 2023-3A, Class A, 144A, 5.44%, 02/22/28	1,430,000	1,438,288
Series 2023-5A, Class A, 144A, 5.78%, 04/20/28	1,550,000	1,571,944
Series 2024-1A, Class A, 144A, 5.36%, 06/20/30	3,245,000	3,261,067
Series 2024-2A, Class A, 144A, 5.13%, 10/20/28	3,535,000	3,533,600
Series 2024-2A, Class A, 144A, 5.23%, 12/20/30	1,765,000	1,763,598
Bank of America Auto Trust, Series 2023-1, Class A2, 144A, 5.83%, 05/15/26	4,113,311	4,117,152
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/25	321,178	321,098
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	2,070,653	2,067,866
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/26	2,797,841	2,799,916
FirstKey Homes Trust,
Series 2020-SFR1, Class A, 144A, 1.34%, 08/17/37	1,320,824	1,244,507
Series 2020-SFR2, Class A, 144A, 1.27%, 10/19/37	3,348,427	3,133,758
Series 2022-SFR1, Class A, 144A, 4.15%, 05/19/39	650,253	630,555
Series 2022-SFR2, Class A, 144A, 4.25%, 07/17/39	2,385,367	2,307,282
Ford Credit Auto Owner Trust,
Series 2023-A, Class A2A, 5.14%, 03/15/26	1,107,283	1,105,072
Series 2023-B, Class A2B, (SOFR 30 Day Average + 0.49%), 5.81%, 06/15/26	2,190,844	2,193,219
GM Financial Consumer Automobile Receivables Trust,
Series 2023-3, Class A2A, 5.74%, 09/16/26	1,663,761	1,665,073
Series 2024-1, Class A2A, 5.12%, 02/16/27	885,000	882,900
Series 2024-1, Class A2B (SOFR 30 Day Average + 0.40%), 5.72%, 02/16/27	750,000	750,208
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 144A, 1.68%, 12/27/27	1,165,000	1,063,084
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	6,265,000	6,116,684
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A2, 5.22%, 10/21/25	1,746,478	1,744,152
Series 2024-1, Class A2, 5.36%, 09/15/26	3,740,000	3,740,472
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/25	1,917,344	1,914,246
Series 2023-B, Class A2A, 5.77%, 05/15/26	2,316,052	2,318,893
Series 2023-C, Class A2B (SOFR 30 Day Average + 0.63%), 5.95%, 01/15/27	1,790,000	1,793,857
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR + 1.21%), 144A, 6.53%, 01/17/38	2,964,027	2,971,257
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	2,910,017	2,906,096
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	829,560	829,264
Series 2023-1, Class A2, 5.09%, 01/15/26	837,585	836,675
Series 2023-2, Class A2, 5.92%, 11/16/26	3,740,000	3,749,847
Series 2024-1, Class A2B (SOFR 30 Day Average + 0.37%), 5.69%, 05/17/27	2,490,000	2,489,284
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A, 5.34%, 02/17/26	1,903,440	1,901,383
Series 2023-B, Class A2A, 5.95%, 05/15/26	1,755,000	1,761,732
Series 2023-B, Class A2B (SOFR 30 Day Average + 0.56%), 5.88%, 05/15/26	2,550,000	2,555,820
Porsche Financial Auto Securitization Trust,
Series 2023-2, Class A2A, 144A, 5.88%, 11/23/26	1,348,749	1,350,355
Series 2023-2, Class A2B (SOFR 30 Day Average + 0.58%), 144A, 5.90%, 11/23/26	1,086,904	1,087,681
Progress Residential Trust,
Series 2021-SFR2, Class A, 144A, 1.55%, 04/19/38	1,472,786	1,362,440
Series 2021-SFR3, Class A, 144A, 1.64%, 05/17/26	1,377,541	1,273,686
Series 2021-SFR4, Class A, 144A, 1.56%, 05/17/38	2,011,210	1,857,212
Series 2021-SFR8, Class A, 144A, 1.51%, 10/17/38	818,822	744,300
Series 2022-SFR2, Class A, 144A, 2.95%, 04/17/27	3,017,778	2,820,293
Series 2022-SFR5, Class A, 144A, 4.45%, 06/17/39	768,644	749,227
Series 2022-SFR6, Class A, 144A, 4.45%, 07/20/39	1,133,353	1,105,320
Series 2023-SFR2, Class A, 144A, 4.50%, 10/17/28	2,110,000	2,052,492
Series 2024-SFR1, Class A, 144A, 3.35%, 02/17/41	3,750,000	3,453,849
Series 2024-SFR2, Class A, 144A, 3.30%, 04/17/41	2,790,000	2,552,138
STAR Trust,
Series 2021-SFR1, Class A (1 Month Term SOFR + 0.71%), 144A, 6.03%, 04/17/38	1,671,505	1,656,805
Series 2022-SFR3, Class A (1 Month Term SOFR + 1.65%), 144A, 6.97%, 05/17/24	3,258,513	3,261,581
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	860,000	859,367
Series 2023-A, Class A2, 5.05%, 01/15/26	966,677	965,339
Series 2023-B, Class A2A, 5.28%, 05/15/26	2,204,285	2,201,545
Series 2023-C, Class A2A, 5.60%, 08/17/26	2,589,878	2,589,859
Series 2024-A, ClassA2B (SOFR 30 Day Average + 0.35%), 5.67%, 12/15/26	2,080,000	2,080,083
Tricon Residential Owner Trust, Series 2024-SFR1, Class A, 144A, 4.65%, 04/17/29	1,665,000	1,621,994
USAA Auto Owner Trust, Series 2023-A, Class A2, 144A, 5.83%, 07/15/26	1,765,000	1,766,779
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	315,610	313,707
Commercial mortgage-backed securities - 14.0%
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/15/51	566,483	551,554
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,527,779
Series 2021-B23, Class A2, 1.62%, 02/15/54	1,160,000	1,072,430
Series 2021-B24, Class A2, 1.95%, 03/15/54	1,935,000	1,762,008
Series 2022-B33, Class A2, 3.32%, 03/15/55	1,905,000	1,751,824
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 144A, SB, 6.44%, 05/25/63	2,265,623	2,278,387
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 144A, VR, 2.50%, 05/25/51	942,555	755,148
Series 2021-J3, Class A3A, 144A, VR, 2.50%, 09/25/51	1,477,071	1,183,388
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	1,878,861	1,773,491
Flagstar Mortgage Trust,
Series 2021-3INV, Class A2, 144A, VR, 2.50%, 06/25/51	1,355,847	1,086,266
Series 2021-3INV, Class A18, 144A, VR, 5.00%, 06/25/51	699,664	663,035
Series 2021-4, Class A5, 144A, VR, 2.50%, 06/01/51	481,219	417,037
Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	3,054,124	2,446,879
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	355,000	354,149
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 144A, VR, 2.50%, 10/25/51	1,257,821	1,093,292
GS Mortgage-Backed Securities Trust,
Series 2020-INV1, Class A14, 144A, VR, 2.92%, 10/25/50	826,734	696,491
Series 2021-GR2, Class A2, 144A, VR, 2.50%, 02/25/52	2,891,995	2,316,985
Series 2021-INV1, Class A2, 144A, VR, 2.50%, 12/25/51	520,038	416,640
Series 2021-PJ2, Class A2, 144A, VR, 2.50%, 07/25/51	906,155	725,986
Series 2022-LTV2, Class A21, 144A, VR, 4.00%, 12/25/52	1,281,863	1,182,962
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	808,337	647,617
Series 2022-PJ6, Class A4, 144A, VR, 3.00%, 01/25/53	2,575,766	2,150,664
Hundred Acre Wood Trust,
Series 2021-INV1, Class A29, 144A, VR, 3.00%, 07/25/51	649,128	539,154
Series 2021-INV2, Class A29, 144A, VR, 3.00%, 10/25/51	1,087,981	905,702
Series 2021-INV3, Class A29, 144A, VR, 3.00%, 12/25/51	656,583	546,580
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/15/47	24,237	24,173
JP Morgan Mortgage Trust,
Series 2020-9, Class A4, 144A, VR, 2.50%, 05/25/51	1,304,726	1,169,223
Series 2021-14, Class A12, 144A, VR, 5.00%, 05/25/52	1,134,457	1,087,865
Series 2021-15, Class A2, 144A, VR, 3.00%, 06/25/52	3,878,105	3,238,067
Series 2021-15, Class A3, 144A, VR, 2.50%, 06/25/52	1,024,326	820,661
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	2,291,351	1,835,766
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	909,755	728,871
Series 2021-7, Class A3, 144A, VR, 2.50%, 11/25/51	709,743	568,626
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	846,014	677,803
Series 2021-INV4, Class A2A, 144A, VR, 2.50%, 01/25/52	1,249,046	1,000,701
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	1,857,640	1,551,057
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	1,547,890	1,292,428
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	714,614	596,675
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	364,136	304,039
Series 2024-3, Class A3, 144A, VR, 3.00%, 05/25/54	2,540,000	2,128,441
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV1, Class A4, 144A, VR, 2.50%, 06/25/51	1,894,917	1,647,052
Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	1,579,443	1,265,405
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	1,335,976	1,201,197
OBX Trust,
Series 2021-INV2, Class A5, 144A, VR, 2.50%, 10/25/51	681,628	546,101
Series 2022-J2, Class A2, 144A, VR, 3.00%, 08/25/52	2,068,115	1,726,795
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	3,197,666	2,669,926
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	1,912,353	1,765,639
PRMI Securitization Trust, Series 2021-1, Class A3, 144A, VR, 2.50%, 04/25/51	2,066,957	1,781,463
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 144A, VR, 2.00%, 11/25/51	483,926	406,145
PSMC Trust,
Series 2021-1, Class A11, 144A, VR, 2.50%, 03/25/51	658,215	572,247
Series 2021-2, Class A3, 144A, VR, 2.50%, 05/25/51	1,347,865	1,181,030
Sequoia Mortgage Trust, Series 2021-9, Class A1, 144A, VR, 2.50%, 01/25/52	973,034	781,392
UWM Mortgage Trust, Series 2021-INV4, Class A10, 144A, VR, 5.00%, 12/25/51	741,867	711,398
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	515,754	515,899
Series 2023-INV3, Class A1, 144A, VR, 6.88%, 11/25/68	736,996	746,077
Series 2024-INV1, Class A1, 144A, VR, 6.12%, 03/25/69	1,350,000	1,354,366
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/53	3,409,000	3,258,076
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 144A, VR, 2.50%, 12/25/50	289,654	232,063
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/15/47	235,191	233,824
Federal agency mortgage-backed obligations - 26.5%
Fannie Mae Pool,
TBA, 3.50%, 05/15/54	14,555,000	13,034,037
TBA. 4.00%, 05/15/54	47,990,000	44,457,564
TBA, 4.50%, 05/15/54	14,245,000	13,570,529
TBA, 5.00%, 05/15/54	39,065,000	38,126,490
TBA, 5.50%, 05/15/54	20,850,000	20,746,506
Fannie Mae-Aces, 0.50%, 11/01/31	2,561,507	2,077,601
Total mortgage and asset-backed securities (cost $331,576,429)		329,619,963

U.S. TREASURIES - 23.9%
U.S. Treasury Bonds,
2.25%, 02/15/52	25,953,000	17,071,194
2.38%, 02/15/42	2,480,000	1,844,597
3.00%, 08/15/52	23,120,000	17,958,641
4.13%, 08/15/53	27,855,000	26,771,266
U.S. Treasury Notes,
4.00%, 01/31/29	18,865,000	18,670,455
4.00%, 02/15/34	12,125,000	11,924,180
4.13%, 02/15/27	6,870,000	6,812,034
4.50%, 07/15/26	17,700,000	17,673,726
Total U.S. Treasuries (cost $120,050,290)		118,726,093

SHORT-TERM INVESTMENTS - 7.0%
U.S. Treasury Bills,
ZCI, 4.99%, 02/20/25	10,375,000	9,925,042
ZCI, 5.28%, 07/11/24	25,570,000	25,200,908
Total short-term investments (cost $35,127,105)		35,125,950
Total investment portfolio (cost $611,646,411) - 121.2%		603,043,596
Liabilities in excess of other assets - (21.2)%		(105,600,276)
Total net assets - 100.0%		$497,443,320

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.